Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated July 1, 2022 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2022, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On June 30, 2022, the previous Investment Period for the Pacer Swan SOS Conservative (July) ETF, the Pacer Swan SOS Moderate (July) ETF, and the Pacer Swan SOS Flex (July) ETF (collectively, the “Pacer Swan SOS July Series”) ended. A new Investment Period for the Pacer Swan SOS July Series began as of July 1, 2022 and will end on June 30, 2023. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	December 20, 2021	December 31, 2022	8.60%	7.85%
Pacer Swan SOS Conservative (April) ETF	April 1, 2022	March 31, 2023	10.23%	9.48%
Pacer Swan SOS Conservative (July) ETF	July 1, 2022	June 30, 2023	15.30%	14.55%
Pacer Swan SOS Conservative (October) ETF	October 1, 2021	September 30, 2022	7.56%	6.81%
Pacer Swan SOS Moderate (January) ETF	December 20, 2021	December 31, 2022	10.30%	9.55%
Pacer Swan SOS Moderate (April) ETF	April 1, 2022	March 31, 2023	11.31%	10.56%
Pacer Swan SOS Moderate (July) ETF	July 1, 2022	June 30, 2023	17.10%	16.35%
Pacer Swan SOS Moderate (October) ETF	October 1, 2021	September 30, 2022	9.07%	8.32%
Pacer Swan SOS Flex (January) ETF	December 20, 2021	December 31, 2022	14.70%	13.95%
Pacer Swan SOS Flex (April) ETF	April 1, 2022	March 31, 2023	14.88%	14.13%
Pacer Swan SOS Flex (July) ETF	July 1, 2022	June 30, 2023	22.28%	21.53%
Pacer Swan SOS Flex (October) ETF	October 1, 2021	September 30, 2022	12.98%	12.23%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCX
Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCW
Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCJ
Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCQ
Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMD
Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMR
Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMJ
Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMO
Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFD
Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFM
Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFJ
Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (October) ETF
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFO